SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Selling expenses
Advertising expenses	¥ 35,958	$ 5,165	¥ 24,131	¥ 15,401
Shipping and handling costs	190,857	27,415	224,815	203,916
Retail store occupancy costs	¥ 132,830	$ 19,080	¥ 106,590	¥ 70,450